Effective immediately, all references to "UBS Global Asset Management (Americas), Inc." are hereby replaced by "UBS Asset Management (Americas), Inc."

Effective January 4, 2016, the sub-section entitled "Portfolio Manager(s)" under the main heading "Summary of Key Information" is restated in its entirety as follows:

Portfolio Manager(s)

Portfolio Manager	Since	Title
Benjamin Nastou	2014	Investment Officer of MFS
Natalie I. Shapiro	2007	Investment Officer of MFS
Jonathan Davies	2010	Investment Officer of UBS
Andreas Koester	2010	Investment Officer of UBS

Effective January 4, 2016, the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Fund" is restated in its entirety as follows:

Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Benjamin Nastou	MFS Portfolio Manager, General Oversight of a Team of Investment Professionals Responsible for Security Selection	Employed in the investment area of MFS since 2001
Natalie I. Shapiro	MFS Portfolio Manager, General Oversight of a Team of Investment Professionals Responsible for Security Selection	Employed in the investment area of MFS since 1997
Jonathan Davies	UBS Portfolio Manager, General Oversight of a Team of Investment Professionals Responsible for Managing Currency Exposure	Employed in the investment area of UBS Global Asset Management since 2002
Andreas Koester	UBS Portfolio Manager, General Oversight of a Team of Investment Professionals Responsible for Managing Asset Class and Market Exposure	Employed in the investment area of UBS Global Asset Management since 2009

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